Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date - XXX
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	11	9.09%	12
State	1	11	9.09%	12
Zip	1	12	8.33%	12
Original Loan Amount	0	11	0.00%	12
First Payment Date	0	11	0.00%	12
Original Term	9	11	81.82%	12
Amortization Term	6	12	50.00%	12
Maturity Date	0	11	0.00%	12
Original Interest Rate	0	11	0.00%	12
Amortization Type	1	3	33.33%	12
Representative FICO	0	2	0.00%	12
Property Type	0	3	0.00%	12
Lien Position	1	11	9.09%	12
Occupancy	0	12	0.00%	12
Purpose	0	12	0.00%	12
Appraised Value	0	2	0.00%	12
Contract Sales Price	1	2	50.00%	12
Original CLTV	3	12	25.00%	12
Original LTV	3	12	25.00%	12
Originator Loan Designation	0	2	0.00%	12
Investor: Qualifying Total Debt Ratio	0	3	0.00%	12
Guideline Name	1	2	50.00%	12
Street	0	9	0.00%	12
Borrower Last Name	0	9	0.00%	12
Note Date	8	9	88.89%	12
Original P&I	0	9	0.00%	12
Borrower Qualifying FICO	7	10	70.00%	12
Coborrower Qualifying FICO	5	6	83.33%	12
# of Units	0	9	0.00%	12
Prepayment Penalty Period (months)	0	9	0.00%	12
Origination Channel	1	9	11.11%	12
Prepayment Terms	0	9	0.00%	12
Original PITIA	3	9	33.33%	12
Total Cash-out	0	3	0.00%	12
Guarantor 1 First Name	5	8	62.50%	12
Guarantor 1 Last Name	4	9	44.44%	12
Guarantor 2 Last Name	1	6	16.67%	12
Subject Debt Service Coverage Ratio	2	8	25.00%	12
Prepayment Penalty	0	1	0.00%	12
Refi Purpose	0	1	0.00%	12
Total	64	312	20.51%	12